Income (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Weighted average number of outstanding shares, basic loss per share (in shares)	63,378,911	62,917,553
Weighted average number of outstanding shares, diluted loss per share (in shares)	63,378,911	62,917,553
Net loss for the period	€ (52,370)	€ (42,867)
Basic loss per share (in euro per share)	€ (0.83)	€ (0.68)
Diluted loss per share (in euro per share)	€ (0.83)	€ (0.68)